Disclosures on Financial Instruments - Summary of Foreign Currency Exposure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 13,073.7	₨ 989,223.9	₨ 1,034,043.8
Financial liabilities	$ 28,076.8	2,124,449.7	1,984,521.6
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		397,973.9	420,043.6	₨ 374,977.2
Financial liabilities		960,650.1	843,614.5	839,569.6
Foreign currency exchange rate risk [member] | U.S. dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		185,949.4	227,659.7	135,310.7
Financial liabilities		400,452.8	390,892.0	369,091.0
Foreign currency exchange rate risk [member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		114,145.3	125,940.9	128,171.7
Financial liabilities		409,942.4	322,260.4	311,926.9
Foreign currency exchange rate risk [member] | Chinese Renminbi [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		45,268.6	19,853.1	49,977.2
Financial liabilities		49,092.8	38,501.1	53,989.1
Foreign currency exchange rate risk [member] | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Financial assets		13,133.8	16,006.7	15,115.0
Financial liabilities		62,634.1	59,269.8	63,716.6
Foreign currency exchange rate risk [member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		15,354.1
Financial liabilities		7,581.2
Foreign currency exchange rate risk [member] | Japanese Yen [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			3,398.6	4,750.2
Financial liabilities			4,405.9	5,456.5
Foreign currency exchange rate risk [member] | Other currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		24,122.7	27,184.6	41,652.4
Financial liabilities		₨ 30,946.8	₨ 28,285.3	₨ 35,389.5